UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881

                 Oppenheimer Rochester Minnesota Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
MUNICIPAL BONDS AND NOTES--125.5%
MINNESOTA--125.5%
$    50,000   Alexandria, MN Health Care Facilities (Board
                 of Social Ministry)(1)                          6.000%    07/01/2032   $     44,402
     25,000   Apple Valley, MN EDA (Evercare Senior
                 Living)(1)                                      6.000     12/01/2025         16,345
     25,000   Austin, MN GO(1)                                   5.000     10/01/2018         24,041
    430,000   Baytown, MN Township (St. Croix Preparatory
                 Academy)(1)                                     7.000     08/01/2038        312,300
    900,000   Becker, MN Pollution Control (Northern States
                 Power Company)(1)                               8.500     03/01/2019        974,538
  1,000,000   Becker, MN Pollution Control (Northern States
                 Power Company)(1)                               8.500     09/01/2019      1,081,460
  2,000,000   Becker, MN Pollution Control (Northern States
                 Power Company)(1)                               8.500     04/01/2030      2,099,700
     10,000   Bemidji, MN Health Care Facilities
                 (North Country Health Services)(1)              5.000     09/01/2031          7,531
     70,000   Brainerd, MN Health Care Facilities
                 (Benedictine Health System)(1)                  6.000     02/15/2020         68,667
     20,000   Brooklyn Park, MN Economic Devel. Authority
                 (Brooks Landing Apartments)(1)                  5.600     07/01/2024         18,186
    100,000   Burnsville, MN Multifamily (Coventry Court)(1)     5.950     09/20/2029         99,167
  1,000,000   Chippewa County, MN Gross Revenue
                 (Montevideo Hospital)(1)                        5.500     03/01/2037        547,890
    135,000   Cloguet, MN Pollution Control
                 (Potlach Corp.)(1)                              5.900     10/01/2026         93,581
  1,000,000   Columbia Heights, MN EDA Tax Increment
                 (Huset Park Area Redevel.)(1)                   5.375     02/15/2032        547,690
    200,000   Columbia Heights, MN Multifamily & Health Care
                 Facilities (Crest View Corp.)(1)                5.700     07/01/2042        114,626
      5,000   Coon Rapids, MN Hsg. (Pine Point Apartments)(1)    6.125     05/01/2032          5,136
    400,000   Cottage Grove, MN Senior Hsg.(1)                   6.000     12/01/2046        236,320
    200,000   Cuyuna Range, MN Hospital District Health
                 Facilities(1)                                   5.000     06/01/2029        119,064
    200,000   Dakota County, MN Community Devel. Agency
                 (Regent Burnsville)(1)                          6.000     07/01/2045        153,132
      5,000   Douglas County, MN Alexandria Hsg.
                 & Redevel. Authority (Windmill Ponds)(1)        5.000(2)  07/01/2015          4,130
    750,000   Duluth, MN Hsg. & Redevel. Authority
                 (Benedictine Health Center)(1)                  5.875     11/01/2033        455,160
     25,000   Eden Prairie, MN Multifamily Hsg.
                 (Edendale Apartments)(1)                        5.600     12/01/2032         23,347
    250,000   Eveleth, MN Health Care (Arrowhead Senior
                 Living Community)(1)                            5.200     10/01/2027        150,328
    300,000   Falcon Heights, MN (Kaleidoscope Charter
                 School)(1)                                      6.000     11/01/2037        193,074
     50,000   Faribault, MN Hsg. & Redevel. Authority
                 (Trails Edge Apartments)(1)                     5.250     02/01/2028         50,654
    370,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated
                 Group)(1)                                       5.500     12/01/2029        268,650
    130,000   Grand Rapids, MN Hsg. and Redevel. Authority
                 (Lakeshore)(1)                                  5.700     10/01/2029         84,003


               1 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$    35,000   Harmony, MN Multifamily (Zedakah Foundation)(1)    5.950%    09/01/2020   $     24,552
     50,000   Hastings, MN Health Care Facility
                 (Regina Medical Center)(1)                      5.300     09/15/2028         33,664
     90,000   Hayfield, MN GO(1)                                 5.000     02/01/2018         90,107
    850,000   Hopkins, MN Hsg. and Redevel. Authority
                 (Excelsior Crossings)(1)                        5.050     02/01/2030        462,205
    110,000   International Falls, MN Pollution Control
                 (Boise Cascade Corp.)(1)                        5.500     04/01/2023         64,645
    180,000   International Falls, MN Pollution Control
                 (Boise Cascade Corp.)(1)                        5.650     12/01/2022        108,380
    115,000   International Falls, MN Solid Waste Disposal
                 (Boise Cascade Corp.)(1)                        6.850     12/01/2029         67,530
     10,000   Kilkenny, MN Water Authority(1)                    5.900     12/01/2009         10,076
    500,000   Lake Crystal, MN Hsg. (Ecumen-Second
                 Century)(1)                                     5.700     09/01/2036        288,910
    500,000   Lamberton, MN Solid Waste
                 (Highwater Ethanol)(1)                          8.500     12/01/2022        403,660
     20,000   Litchfield, MN EDA (Hsg. Devel.)(1)                5.400     02/01/2012         20,058
     20,000   Maplewood, MN Multifamily Hsg. (Hazel Ridge)(1)    5.700     12/01/2032         18,927
    670,000   Meeker County, MN (Memorial Hospital)(1)           5.750     11/01/2037        417,658
    238,544   Minneapolis & St. Paul, MN Hsg. Finance Board
                 (Single Family Mtg.)(1)                         5.000     12/01/2038        177,648
  1,343,663   Minneapolis & St. Paul, MN Hsg. Finance Board
                 (Single Family Mtg.)(1)                         5.250     12/01/2040      1,233,241
     50,000   Minneapolis & St. Paul, MN Hsg. Finance Board
                 (Single Family Mtg.)(1)                         6.250     11/01/2030         47,323
    120,000   Minneapolis & St. Paul, MN Metropolitan
                 Airports Commission(1)                          5.250     01/01/2022        102,311
     25,000   Minneapolis & St. Paul, MN Metropolitan
                 Airports Commission, Series A(1)                5.000     01/01/2028         23,040
     75,000   Minneapolis, MN (Carechoice Member)(1)             5.875     04/01/2024         50,779
     25,000   Minneapolis, MN (Sports Arena)(1)                  5.400     07/01/2030         21,150
    500,000   Minneapolis, MN Collateralized Multifamily Hsg.
                 (Vantage Flats)(1)                              5.200     10/20/2048        377,115
     10,000   Minneapolis, MN Community Devel. Agency
                 (Cord-Sets)(1)                                  5.500     06/01/2018          9,390
    115,000   Minneapolis, MN Community Devel. Agency
                 (Riverside Homes of Minneapolis)(1)             6.200     09/01/2029        106,667
    200,000   Minneapolis, MN Multifamily Hsg.
                 (Blaisdell Apartments)(1)                       5.500     04/01/2042        111,012
     20,000   Minneapolis, MN Multifamily Hsg. (East Village
                 Hsg. Corp.)(1)                                  5.750     10/20/2042         16,832
     35,000   Minneapolis, MN Multifamily Hsg.
                 (Riverside Plaza)(1)                            5.100     12/20/2018         33,347
    190,000   Minneapolis, MN Multifamily Hsg.
                 (Riverside Plaza)(1)                            5.200     12/20/2030        154,835
     15,000   Minneapolis, MN Sports Arena(1)                    5.100     10/01/2013         15,041
    250,000   Minneapolis, MN Supported Devel. (Common
                 Bond Fund)(1)                                   5.000     06/01/2028        168,460
    600,000   Minneapolis, MN Tax Increment (Grant Park)(1)      5.200     02/01/2022        397,308
  1,750,000   Minneapolis, MN Tax Increment (Grant Park)(1)      5.350     02/01/2030        986,458
    500,000   Minneapolis, MN Tax Increment (Ivy Tower)(1)       5.500     02/01/2022        333,740


               2 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$   250,000   Minneapolis, MN Tax Increment
                 (St. Anthony Falls)(1)                          5.750%    02/01/2027   $    156,238
    635,000   Minneapolis, MN Tax Increment (Unocal Site)(1)     5.400     02/01/2031        359,912
      5,000   Minneota, MN Hsg. Facilities
                 (Madison Ave. Apartments)(1)                    5.750     04/01/2019          4,141
     40,000   Minnetonka, MN Multifamily Hsg.
                 (Cedar Hills East/ Cedar Hills West)(1)         5.900     10/20/2019         40,277
    200,000   MN Agricultural & Economic Devel. Board(1)         7.250     08/01/2020        182,742
      5,000   MN Agricultural & Economic Devel. Board
                 (Benedictine Health System)(1)                  5.000     02/15/2023          5,251
    155,000   MN Agricultural & Economic Devel. Board
                  (Fairview Health Services)(1)                  6.375     11/15/2022        153,580
     90,000   MN Agricultural & Economic Devel. Board
                 (Fairview Health Services)(1)                   6.375     11/15/2029         84,380
     15,000   MN HEFA (Gustavus Adolphus College)(1)             5.250     10/01/2009         15,045
     45,000   MN HEFA (University of St. Thomas)(1)              5.250     10/01/2034         38,306
     60,000   MN HFA (Rental Hsg.)(1)                            5.200     08/01/2029         49,328
    135,000   MN HFA (Rental Hsg.)(1)                            5.875     08/01/2028        123,490
     10,000   MN HFA (Rental Hsg.)(1)                            6.000     02/01/2022         10,001
     25,000   MN HFA (Rental Hsg.)(1)                            6.125     08/01/2021         24,966
     15,000   MN HFA (Rental Hsg.)(1)                            6.150     08/01/2025         14,471
    250,000   MN HFA (Residential Hsg.)(1)                       5.100     07/01/2031        198,238
     25,000   MN HFA (Residential Hsg.)(1)                       5.350     07/01/2033         20,577
     25,000   MN HFA (Single Family Mtg.)(1)                     5.150     07/01/2019         23,868
     10,000   MN HFA (Single Family Mtg.)(1)                     5.200     07/01/2013         10,042
     10,000   MN HFA (Single Family Mtg.)(1)                     5.550     07/01/2013         10,056
     20,000   MN HFA (Single Family Mtg.)(1)                     5.600     07/01/2022         19,349
     20,000   MN HFA (Single Family Mtg.)(1)                     5.650     07/01/2031         18,224
      5,000   MN HFA (Single Family Mtg.)(1)                     5.650     07/01/2031          4,556
      5,000   MN HFA (Single Family Mtg.)(1)                     5.750     01/01/2026          4,618
     10,000   MN HFA (Single Family Mtg.)(1)                     5.850     07/01/2019          9,999
     15,000   MN HFA (Single Family Mtg.)(1)                     5.875     01/01/2017         15,012
    675,000   MN HFA (Single Family Mtg.)(1)                     5.900     07/01/2025        674,960
     10,000   MN HFA (Single Family Mtg.)(1)                     5.950     01/01/2017         10,009
     10,000   MN HFA (Single Family Mtg.)(1)                     6.100     07/01/2030          9,755
    180,000   MN HFA (Single Family Mtg.)(1)                     6.250     07/01/2026        175,338
     15,000   MN Public Facilities Authority Water
                 Pollution(1)                                    5.000     03/01/2015         15,037
    860,000   MN Seaway Port Authority of Duluth
                 (Northstar Aerospace)(1)                        5.000     04/01/2017        653,712
  1,410,000   MN Seaway Port Authority of Duluth
                 (Northstar Aerospace)(1)                        5.200     04/01/2027        899,481
    200,000   Moorhead, MN EDA (Eventide)(1)                     5.150     06/01/2029        115,232
     20,000   Moorhead, MN Public Utility(1)                     5.100     11/01/2017         20,048
     55,000   New Hope, MN Hsg. & Health Care Facilities
                 (Minnesota Masonic Home North Ridge)(1)         5.875     03/01/2029         34,642
    500,000   North Branch, MN Electric System(1)                5.750     08/01/2028        440,410


               3 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$   500,000   North Oaks, MN Senior Hsg. (Presbyterian           6.000%    10/01/2033   $    299,615
                 Homes of North Oaks)(1)
  1,100,000   North Oaks, MN Senior Hsg. (Presbyterian
                 Homes of North Oaks)(1)                         6.500     10/01/2047        676,555
     40,000   Northfield, MN Senior Hsg.
                 (Northfield Manor)(1)                           6.000     07/01/2033         23,785
    110,000   Olmstead County, MN Health Care Facilities
                 (Olmsted Medical Group)(1)                      5.450     07/01/2013         99,480
    300,000   Otter Tail County, MN GO(1)                        7.500     11/01/2019        215,133
    100,000   Park Rapids, MN Health Facilities
                 (Mankato Lutheran Homes)(1)                     5.600     08/01/2036         57,648
    100,000   Pine City, MN Health Care & Hsg.
                 (North Branch)(1)                               6.125     10/20/2047         56,859
    100,000   Plymouth, MN Health Facilities (HealthSpan
                 Health System/North Memorial Medical Center
                 Obligated Group)(1)                             6.125     06/01/2024         99,217
     65,000   Plymouth, MN Health Facilities (HealthSpan
                 Health System/North Memorial Medical Center
                 Obligated Group)(1)                             6.250     06/01/2016         65,239
    125,000   Prior Lake, MN Senior Hsg. (Shepherds Path
                 Senior Hsg.)(1)                                 5.750     08/01/2041         77,260
     20,000   Ramsey County, MN Hsg. & Redevel. Authority
                 (Hanover Townhouses)(1)                         5.625     07/01/2016         20,005
  1,000,000   Redwood Falls, MN (Redwood Area Hospital)(1)       5.125     12/01/2036        576,690
    200,000   Sartell, MN Health Care & Hsg. Facilities
                 (The Foundation for Health Care Continuums)(1)  6.625     09/01/2029        142,020
     25,000   Slayton, MN Tax Increment, Series B(1)             5.350     02/01/2013         25,037
     25,000   South Washington County, MN Independent
                 School District No. 833 COP(1)                  5.250     12/01/2014         24,691
  1,000,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village)(1)                        5.000     02/01/2031        532,590
    750,000   St. Anthony, MN Hsg. & Redevel. Authority
                 (Silver Lake Village)(1)                        5.625     02/01/2031        439,523
      5,000   St. Cloud, MN Hospital Facilities
                 (St. Cloud Hospital)(1)                         5.000     07/01/2015          4,836
     40,000   St. Cloud, MN Hospital Facilities
                 (St. Cloud Hospital)(1)                         5.000     07/01/2015         38,686
     15,000   St. Cloud, MN Hospital Facilities
                 (St. Cloud Hospital)(1)                         5.000     07/01/2020         12,881
     10,000   St. Paul, MN GO(1)                                 5.000     12/01/2018         10,019
    890,000   St. Paul, MN Hsg. & Redevel. Authority
                 (559 Capital Blvd./HSJH/BLMC/DRH/HESJH
                 Obligated Group)(1)                             5.700     11/01/2015        716,699
    400,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Bridgecreek Senior Place)(1)                   7.000     09/15/2037        295,920
     50,000   St. Paul, MN Hsg. & Redevel. Authority
                 (District Cooling St. Paul)(1)                  5.350     03/01/2018         50,021
    302,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Great Northern Lofts)(1)                       6.250     03/01/2029        193,715


               4 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$ 1,405,000   St. Paul, MN Hsg. & Redevel. Authority
                 (HealthEast/HESJH/HSJH Obligated Group)(1)      6.000%    11/15/2025   $    929,689
    215,000   St. Paul, MN Hsg. & Redevel. Authority
                 (HealthEast/HESJH/HSJH Obligated Group)(1)      6.000     11/15/2035        123,838
    150,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Hmong Academy)(1)                              6.000     09/01/2036         96,972
  1,275,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Rossy & Richard Shaller)(1)                    5.250     10/01/2042        642,740
    750,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Selby Grotto Hsg.)(1)                          5.500     09/20/2044        615,435
     50,000   St. Paul, MN Hsg. & Redevel. Authority
                 (U.S. Bank Operations Center)(1)                6.750     02/01/2028         34,609
    725,000   St. Paul, MN Hsg. & Redevel. Authority
                 (Upper Landing)(1)                              7.000     03/01/2029        511,807
      5,000   St. Paul, MN Hsg. & Redevel. Authority Health
                 Care Facility (Regions Hospital)(1)             5.200     05/15/2013          4,703
     25,000   St. Paul, MN Hsg. & Redevel. Authority Health
                 Care Facility (Regions Hospital)(1)             5.250     05/15/2018         21,282
     35,000   St. Paul, MN Hsg. & Redevel. Authority Health
                 Care Facility (Regions Hospital)(1)             5.300     05/15/2028         23,771
    100,000   St. Paul, MN Independent School District
                 No. 625 COP(1)                                  6.375     02/01/2013        100,378
  2,470,000   St. Paul, MN Port Authority (Great Northern)(1)    6.000     03/01/2030      1,511,764
  1,375,000   St. Paul, MN Port Authority (Regions Hospital
                 Parking Ramp)(1)                                5.000     08/01/2036        727,540
    200,000   Stillwater, MN Multifamily (Orleans Homes)(1)      5.500     02/01/2042        113,372
     10,000   University of Minnesota(1)                         6.200     09/01/2012         10,023
     25,000   Virginia, MN Hsg. & Redevel. Authority Health
                 Care Facilities(1)                              5.375     10/01/2030         18,092
    115,000   Washington County, MN Hsg. & Redevel. Authority
                 (HealthEast Bethesda Hospital)(1)               5.375     11/15/2018         81,616
     15,000   Washington County, MN Hsg. & Redevel. Authority
                 (HealthEast Bethesda Hospital)(1)               5.375     11/15/2018         10,616
    130,000   Washington County, MN Hsg. & Redevel. Authority
                 (HealthEast Bethesda Hospital)(1)               5.500     11/15/2027         78,080
                                                                                        ------------
                                                                                          29,224,933
U.S. POSSESSIONS--0.0%
      5,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                  5.375     02/01/2019          3,922
TOTAL INVESTMENTS, AT VALUE (COST $38,677,468)-125.5%                                     29,228,855
LIABILITIES IN EXCESS OF OTHER ASSETS-(25.5)                                              (5,930,571)
                                                                                        ------------
NET ASSETS-100.0%                                                                       $ 23,298,284
                                                                                        ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Represents the current interest rate for a variable or increasing rate security.


               5 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $        --         $--
Level 2--Other Significant Observable Inputs      29,228,855          --
Level 3--Significant Unobservable Inputs                  --          --
                                                 -----------         ---
   Total                                         $29,228,855         $--
                                                 ===========         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

BCH       Bethany Covenant Home
BLMC      Bethesda Lutheran Medical Center
CAH       Colonial Acres Home
COP       Certificates of Participation
CRC       Covenant Retirement Communities
DRH       D.R. Hospital
ECH       Ebenezer Covenant Home
EDA       Economic Devel. Authority
GO        General Obligation
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HSJH      HealthEast St. Joseph's Hospital
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are


               6 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or "collapse" trusts


               7 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

that issued "inverse floaters" to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1252% as of December 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of December 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1252%. Details of the borrowings for the period ended December 31, 2008 are as follows:

Average Daily Loan Balance    $3,788,727
Average Daily Interest Rate        2.993%
Fees Paid                     $   50,066
Interest Paid                 $   72,938

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 38,677,468
                                 ============
Gross unrealized appreciation    $     23,307
Gross unrealized depreciation      (9,471,920)
                                 ------------
Net unrealized depreciation      $(9, 448,613)
                                 ============


               8 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota
Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009